ANFIELD U.S. EQUITY SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 5.9%
	BEVERAGES - 0.4%
6,609	Coca-Cola Company (The)	$ 405,264

	BIOTECH & PHARMA - 0.4%
1,140	Eli Lilly and Company	392,331

	ELECTRIC UTILITIES - 1.1%
12,825	CenterPoint Energy, Inc.	386,289
9,431	Exelon Corporation	397,894
2,385	Sempra Energy	382,387
		1,166,570
	ENGINEERING & CONSTRUCTION - 0.4%
2,787	Quanta Services, Inc.	424,154

	FOOD - 0.8%
1,661	Hershey Company (The)	373,061
4,766	Lamb Weston Holdings, Inc.	476,075
		849,136
	HEALTH CARE FACILITIES & SERVICES - 0.7%
1,059	McKesson Corporation	401,022
719	UnitedHealth Group, Inc.	358,918
		759,940
	OIL & GAS PRODUCERS - 1.4%
2,376	Chevron Corporation	413,471
3,947	Exxon Mobil Corporation	457,891
3,488	Marathon Petroleum Corporation	448,278
		1,319,640
	RENEWABLE ENERGY - 0.3%
1,286	Enphase Energy, Inc.(a)	284,695

	RETAIL - DISCRETIONARY - 0.4%
171	AutoZone, Inc.(a)	417,043

	TOTAL COMMON STOCKS (Cost $5,334,767)	6,018,773

ANFIELD U.S. EQUITY SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 93.6%
	EQUITY - 93.6%
49,789	Consumer Discretionary Select Sector SPDR Fund	$ 7,403,624
196,748	Consumer Staples Select Sector SPDR Fund	14,508,198
111,215	Energy Select Sector SPDR Fund	10,001,565
162,887	Health Care Select Sector SPDR Fund	21,722,610
72,233	Industrial Select Sector SPDR Fund	7,356,931
38,162	Invesco QQQ Trust Series 1	11,243,288
16,835	SPDR S&P 500 ETF Trust	6,843,091
85,135	Technology Select Sector SPDR Fund	11,574,955
71,544	Utilities Select Sector SPDR Fund	4,942,975
		95,597,237

	TOTAL EXCHANGE-TRADED FUNDS (Cost $89,194,150)	95,597,237

	TOTAL INVESTMENTS - 99.5% (Cost $94,528,917)	$ 101,616,010
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	494,726
	NET ASSETS - 100.0%	$ 102,110,736

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.